Share-Based Payment (Schedule of Weighted Average Fair Values and Exercise Price) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Weighted average exercise prices	$ 8.95	$ 9.02	$ 8.3
Weighted average fair value on grant date	$ 2.1	$ 1.8